UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-23032

                    TRILOMA EIG ENERGY INCOME FUND -- TERM I
               (Exact name of registrant as specified in charter)

                      201 North New York Avenue, Suite 200
                           Winter Park, Florida 32789
                    (Address of principal executive offices)

                        NATIONAL REGISTERED AGENTS, INC.
                         160 Greentree Drive, Suite 101
                                Dover, DE 19904
                    (Name and address of agent for service)

                 Registrant's Telephone Number: (407) 636-7115

                      Date of Fiscal Year End: December 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                                NON-VOTING FUND

                    TRILOMA EIG ENERGY INCOME FUND -- TERM I
               (FORMERLY, TRILOMA EIG GLOBAL ENERGY TERM FUND I)

 The Triloma EIG Energy Income Fund -- Term I invests in securities that do not have voting rights. No votes have been cast on securities by the Fund during the reporting period.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG ENERGY INCOME FUND -- TERM I

By: /s/ Deryck A. Harmer
    ---------------------
    Deryck A. Harmer
    Chief Executive Officer
    Date: August 30, 2017